Provisions - Other Foreign Subsidiaries - Fair value of plan assets and plan assets allocation (Details) - Other Foreign Countries - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity instruments
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	11.00%	8.00%	7.00%
Debt instruments
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	84.00%	84.00%	83.00%
Properties
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	1.00%	1.00%	1.00%
Other
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	4.00%	7.00%	9.00%
Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets at beginning of year	€ 8,826	€ 7,743	€ 7,927
Incorporation of Group companies, net	(86)	0	0
Expected return on plan assets	410	573	573
Benefits paid	(488)	(613)	(602)
Benefits paid due to settlements	0	0	0
Contributions	63	214	199
Actuarial gains/(losses)	536	1,021	308
Exchange differences and other items	(2,079)	(112)	(662)
Fair value of plan assets at end of year	€ 7,182	€ 8,826	€ 7,743